STOCKHOLDERS' EQUITY (Details 3) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	16,999,934	22,476,592
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,967,054	6,372,831
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,414,132	12,751,512
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	237,500	196,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,381,248	3,156,249